RISK MANAGEMENT - Structural interest rate risk - Interest bearing assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	271,243,126	265,104,769
Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133,324,764	131,304,496
Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	54,588,642	51,763,530
Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	57,462,890	62,884,699
Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,226,626	33,718,743
Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	92,485,143	87,464,094
Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,479,825	29,273,703
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,332,588	15,370,870
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	236,970,165	235,373,468
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776	22,461,805
Investment securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,425,693	33,674,477
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	176,168,055	179,115,847
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	102,145,802	105,248,652
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	101,753,217	99,282,353
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	107,047,817	104,775,099
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,489,631	37,492,197
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45,221,180	42,226,647
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	43,030,934	47,072,091
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,797,765	9,808,684
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,997,938	5,667,677
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	392,585	5,966,299
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	392,607	5,967,743
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		47,128
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	392,607	5,920,615
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	55,692,165	56,107,532
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	59,999,611	59,419,444
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	50,872,650	50,089,781
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	929,574	1,006,251
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,516,791	6,199,484
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,750,154	8,380,874
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	43,803,092	43,832,835
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,106,219	17,530,914
Mortgage [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,486,206	17,883,355
Mortgage [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,891,210	13,661,873
Mortgage [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	53,719	44,520
Mortgage [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,498,709	4,166,107
Mortgage [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	811,497	708,435
Mortgage [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,122,281	12,964,293
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	223,869	228,749
Microcredit [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	277,529	267,720
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	209,073	205,930
Microcredit [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,170	1,296
Microcredit [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	696	1,001
Microcredit [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	161,497	154,055
Microcredit [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	114,166	111,368
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,171,973	20,255,758
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,704,180	1,947,806
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,707	162
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	325,016	305,684
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,380,390	1,642,122
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,447,860	18,307,790
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,451,121	11,841,407
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,451,121	11,841,407
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,446,014	23,939,915
Service concession arrangements [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,812,820	16,153,016
Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,830,916	3,507,231
Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,830,916	3,507,231
Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,830,916	3,507,231
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,597,861	17,032,857
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,597,861	17,032,857
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,597,861	17,032,857
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,799,607	2,682,724
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,766,289	3,384,220
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,031,965	10,965,913
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,889	1,378
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,996,561	9,771,492
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,276,706	2,966,530
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,112,355	4,555,437
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133,704	243,662
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,607,500	2,326,296
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,143,002	2,646,097
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,281,264	2,862,385
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	319,900	337,636
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	109,777	134,897
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	512,216	425,970
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,171,487	2,862,384
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,889	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,889	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,450	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	439
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,450	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,767,684	18,569,385
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	132,430	861,729
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,016,347	1,254,542
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,426,662	2,609,594
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 17,751,337	$ 17,735,940